Risk Management - Summary of Fair Value Measurement of Liabilities (Details) - At fair value - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	₩ 432,751	₩ 78,031
Level 1
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	0	0
Level 2
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	432,751	78,031
Level 3
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	₩ 0	₩ 0